Investment in Associate - Schedule of Summarized Statement of Loss (Details) - Freedom Carbon Solutions [Member] - DevvStream Corp. [Member] - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Jul. 31, 2025
Schedule of Summarized Statement of Loss [Line Items]
Consulting revenue	$ 4,990	$ 4,990
Operating expenses
General and administrative expenses	207	2,753
Guaranteed payments	5,000	155,899
Legal and professional fees		1,749
Travel	0	1,241
Amortization		7,869
Total operating expenses	(5,207)	(169,511)
Interest expenses	(18,225)	(54,275)
Net loss	$ (18,442)	$ (218,796)
Company’s ownership	50.00%	50.00%	50.00%
Company’s share of loss	$ (9,221)	$ (109,398)	$ (512,011)